COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED

	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Contracted for capital commitment with respect to capital contributions to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	26,074	30,000
Antelope Chengdu	41,500	47,365
Hainan Antelope Holding	63,726	63,726
Antelope Future (Yangpu)	62,426	63,726
Antelope Investment (Hainan)	50,000	50,000
Antelope Ruicheng Investment	48,710	47,245
Hangzhou Kylin Cloud Service Technology	2,220	4,500
Wenzhou Kylin Cloud Service Technology	5,000	-
Anhui Kylin Cloud Service Technology	3,900	4,900